UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1. Schedule of Investments.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	September 30, 2016

United States Government and Agency Obligation 94.23%	Coupon Rate %	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 28.17%
Fixed Rates:
	1.13	09/22/17	$2,000,000	$2,008,558
	1.16	10/23/17	1,000,000	1,005,060
Variable Rates:
	0.39	01/30/17	1,650,000	1,649,876
	0.41	04/27/17	9,000,000	8,998,362
	0.57	03/22/18	3,000,000	3,000,522
				16,662,378
Federal Home Loan Bank 57.05%
Fixed Rates:
	1.10	12/22/16	9,400,000	9,415,510
	0.63	04/26/17	3,000,000	3,001,626
	0.88	09/22/17	1,500,000	1,501,965
	0.88	09/27/17	3,000,000	3,004,071
	1.00	12/19/17	8,000,000	8,023,536
	1.13	03/29/18	750,000	753,397
	1.00	08/28/18	4,000,000	3,997,400
	1.50	03/08/19	4,000,000	4,053,728
				33,751,233
Tennessee Valley Authority 9.01%
Fixed Rates:
	6.25	12/15/17	2,930,000	3,119,732
	1.75	10/15/18	2,174,000	2,211,330
				5,331,062

Total Investments 94.23%				55,744,673
(cost $55,542,939)
Other assets and liabilities, net 5.77%				3,411,138
Net Assets 100.0%				$59,155,811

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds 95.76%	Coupon Rate %	Maturity Date	Principal Amount	Value

Alabama 1.27%
Alabama Public School & College Authority	5.00	12/01/16	$290,000	$291,908
Bessemer, Alabama Electric Revenue, Refunding, AGM	3.10	12/01/21	100,000	105,965
Huntsville City, Alabama Electric System Revenue, AGM	4.00	12/01/16	60,000	60,302
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	369,931
Mobile Alabama, Refunding, GO Unlimited, Series B	5.00	02/15/17	45,000	45,684
Pelham, Alabama, GO Unlimited	2.00	02/01/18	130,000	131,910
University of South Alabama, University Revenue, Refunding	5.00	11/01/18	500,000	540,485
				1,546,185
Alaska 0.03%
Valdez Alaska, School District, GO Unlimited	4.00	06/30/17	40,000	40,907
Arizona 0.51%
Arizona State Transportation Board Excise Tax Revenue	5.00	07/01/17	175,000	180,429
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	216,332
Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	226,532
				623,293
Arkansas 1.13%
Atkins School District No. 18, Refunding, GO Limited	1.00	02/01/19	420,000	419,328
Cave City School District No. 2-A, Refunding, GO Limited	1.00	02/01/19	260,000	258,989
Hot Springs, Arizona Wastewater Revenue	4.00	12/01/19	510,000	552,264
Paris School District No. 7, Refunding, GO Limited	1.00	06/01/18	150,000	150,246
				1,380,827
California 3.50%
California State, Recreational Facility, Refunding, GO Unlimited	5.00	12/01/19	5,000	5,016
California State, GO Unlimited	5.00	12/01/26	150,000	150,973
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	367,560
Chaffey Community College District, GO Unlimited, Series C, NATL	5.00	06/01/32	300,000	308,358
Delano, California Union High School District, Refunding, GO Unlimited, Series A, NATL	4.75	02/01/17	200,000	202,416

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

California (cont'd)
Elk Grove Unified School District, Community Facilities District #1, Refunding, Special Tax Revenue	2.00	12/01/16	$310,000	$310,419
Los Angeles Unified School District, Election 2004, GO Unlimited, Series H, AGM	5.00	07/01/32	200,000	206,128
Newman-Crows Landing Unified School District, GO Unlimited, AGM	4.00	08/01/19	115,000	124,811
Orange County Sanitation District, Certificates of Participation, Series B, AGM	5.00	02/01/21	100,000	101,361
Riverside County, California Redevelopment Successor Agency, Refunding, Tax Allocation	5.00	10/01/19	200,000	222,872
San Francisco Municipal Transportation Agency	5.00	03/01/27	1,000,000	1,221,189
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital, AMBAC	5.00	02/01/18	350,000	362,047
Santa Clara Valley Transportation Authority, Series A, AMBAC	5.00	04/01/27	370,000	377,622
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue, AGM	4.25	11/01/22	300,000	310,206
				4,270,978
Colorado 1.14%
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00	12/01/16	265,000	266,770
Pueblo County, School District No. 70, GO Unlimited	4.00	12/01/24	990,000	1,129,361
				1,396,131
Connecticut 0.61%
Bristol, Connecticut, Refunding, GO Unlimited	3.00	10/15/16	180,000	180,112
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00	07/01/19	395,000	435,203
Connecticut State, Refunding, GO Unlimited, Series E	5.00	12/15/18	125,000	126,044
				741,359
District of Columbia 0.48%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	300,000	339,906

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

District of Columbia (cont'd)
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A, AMBAC	5.00	10/01/16	$250,000	$250,000
				589,906
Florida 5.81%
Broward County, Florida, Civic Arena Project, Refunding, Series A, AMBAC	5.00	09/01/20	500,000	500,770
Cape Coral, Florida Gas Tax Revenue, Series A	4.00	10/01/16	255,000	255,000
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	105,167
Delray Beach Florida, Utilities Tax Revenue, Refunding	5.00	06/01/23	505,000	612,984
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	316,184
Florida State Board of Education Lottery Revenue, Series B, BHAC	5.00	07/01/26	100,000	104,104
Florida State Board of Governors Parking Facility Revenue, Series A	3.00	07/01/17	300,000	304,851
Florida State Department of Management Services Certificates of Participation, Series A	5.00	08/01/24	340,000	367,639
Florida State Department of Management Services Certificates of Participation, Refunding, Series A	5.00	08/01/19	500,000	555,510
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	312,297
Hillsborough County, Florida School Board, Refunding, Certificates of Participation, Series A	4.25	07/01/25	300,000	328,620
Hillsborough County, Florida School Board, Certificates of Participation, Refunding, NATL	4.00	07/01/19	100,000	102,097
Jacksonville Florida Special Revenue, Series C	5.00	10/01/20	270,000	310,187
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	405,000	464,697
Margate, Florida Water & Sewer Revenue, Refunding, AGM	4.00	10/01/19	250,000	269,725
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	430,000	503,745
See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Florida (cont'd)
Miami - Dade County, Florida School Board Foundation, Certificates of Participation, Series B, AGC	5.00	11/01/31	$200,000	$200,616
Miami - Dade County, Florida Water & Sewer Revenue System, Series A, AGM	4.00	10/01/16	235,000	235,000
Orange County School Board, Certificate of Participation, Series A, NATL	5.00	08/01/32	275,000	284,375
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Tax Allocation, Series A	4.00	09/01/17	170,000	173,266
Polk County, Florida School District Revenue, AGM	5.00	10/01/17	215,000	223,441
Saint Johns County, Florida Transportation Revenue, Refunding, AGM	5.00	10/01/20	310,000	355,486
Volusia County, Florida School Board Sales Tax Revenue, NATL	4.20	10/01/16	200,000	200,000
				7,085,761
Georgia 1.68%
Atlanta Downtown Development Authority, Series A, NATL	4.25	12/01/16	250,000	250,640
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	641,262
Georgia State Municipal Electric Authority Revenue, Unrefunded, NATL	5.50	01/01/20	40,000	41,710
Georgia State Municipal Gas Authority, Toccoa Project, Refunding, AGM	5.00	06/01/22	600,000	694,662
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Certificates of Participation, Series A	4.50	08/01/17	150,000	154,311
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B, AGM	5.00	07/01/18	250,000	267,148
				2,049,733
Guam 0.21%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25	10/01/18	250,000	250,000

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Idaho 0.22%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00	07/15/21	$225,000	$263,097
Illinois 4.95%
Chicago Board of Education, GO Unlimited, NATL	5.25	12/01/19	300,000	326,301
Chicago Board of Education, Dedicated Revenues, GO Unlimited, Series F	5.00	12/01/16	300,000	301,932
Chicago, Illinois, City Colleges, GO Unlimited, AMBAC	5.00	01/01/17	115,000	115,623
Chicago, Illinois, Direct Access Bond, GO Unlimited, Series E-1 B, AMBAC	4.00	01/01/19	200,000	200,524
Chicago, Illinois, O’Hare International Airport Revenue, Gen - Third Lien, Series C, AGC	5.25	01/01/23	250,000	280,538
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75	12/01/19	500,000	561,290
Du Page County, Refunding, GO Unlimited	5.60	01/01/21	330,000	365,330
Du Page County School District No. 33 West Chicago, Refunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,106,280
Illinois Metropolitan Pier & Exposition Authority, Unrefunded, NATL (ZCB)	1.75(1)	06/15/18	415,000	401,575
Illinois Regional Transportation Authority, Series A, AMBAC	7.20	11/01/20	145,000	163,844
Illinois State, GO Unlimited	5.00	05/01/18	1,000,000	1,049,050
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00	11/01/19	265,000	275,025
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00	01/01/17	570,000	573,939
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25	06/01/22	300,000	324,756
				6,046,007
Indiana 2.56%
Clark-Pleasant, Indiana School Building	5.00	01/15/19	275,000	298,991
Fort Wayne, Indiana Waterworks Utility Revenue	2.00	12/01/16	585,000	586,094
Indiana Health & Educational Facilities Financing Authority, AMBAC	5.00	11/15/39	715,000	718,389
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L, NATL	5.25	01/01/33	305,000	319,674
See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Indiana (cont'd)
Merrillville Redevelopment Authority, Tax Allocation	5.00	08/15/20	$350,000	$397,191
Tri-Creek 2002 High School Building, AGM	5.00	07/15/19	800,000	808,928
				3,129,267
Iowa 0.54%
Clive, Iowa, GO Unlimited, Series A	2.00	06/01/19	235,000	241,455
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	422,144
				663,599
Kansas 2.42%
Sedgwick County, Kansas, Unified School District No. 261 Haysville, GO Unlimited	5.00	11/01/17	885,000	923,241
Sedgwick County, Kansas, Unified School District No. 266 Maize, GO Unlimited, NATL	5.00	09/01/17	50,000	51,831
Wichita, Kansas, Refunding, GO Unlimited, Series A	4.00	12/01/22	1,465,000	1,710,518
Wichita, Kansas, Refunding, GO Unlimited, Series A	5.00	12/01/17	250,000	261,873
				2,947,463
Kentucky 2.64%
Boyle County, Kentucky Library District, Refunding, GO Unlimited, BAM	2.00	01/01/17	220,000	220,579
Fort Thomas Independent School District Finance Corp., Series C	2.00	11/01/17	465,000	470,496
Hardin County Water District No. 2, Refunding, Series C	2.00	01/01/17	180,000	180,531
Jefferson County School District Finance, Refunding, Series B	4.00	12/01/22	500,000	571,645
Kentucky Asset Liability Commission, Federal Highway Trust Fund	5.00	09/01/17	450,000	466,308
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A, NATL	5.25	09/01/22	440,000	456,892
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	588,480
Oldham County Public Library District, Refunding, GO Unlimited	3.00	12/01/16	260,000	260,902
				3,215,833
Louisiana 1.58%
Lafayette Consolidated Government, GO Unlimited	5.00	03/01/23	200,000	233,178
Louisiana Office Facilities Corp, Refunding	5.00	11/01/17	700,000	729,477

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Louisiana (cont'd)
Louisiana State, GO Unlimited, Series A	5.00	08/01/26	$800,000	$968,944
				1,931,599
Massachusetts 0.97%
Massachusetts State, Refunding, GO Limited, Series C	5.00	04/01/22	800,000	962,904
Stoughton, Massachusetts Public Improvement, GO Limited, NATL	4.00	05/01/17	225,000	225,542
				1,188,446
Michigan 3.07%
Detroit, Michigan Local Development Financing Authority, Refunding, Tax Allocation, Series A	5.38	05/01/18	70,000	70,081
Gibraltar, Michigan School District, Refunding, GO Unlimited, AGM	5.00	05/01/21	475,000	535,439
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	297,718
Michigan State, Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	114,158
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	221,224
Michigan Strategic Fund, Series A, AGC	5.00	10/15/17	200,000	208,160
Oxford Area Community School District, GO Unlimited, Series A, Q-SBLF	5.00	05/01/22	365,000	433,901
Portage Public Schools, School Building & Site, GO Unlimited, AGM	5.00	05/01/20	300,000	319,059
Romeo Community School District, Refunding, GO Unlimited, Q-SBLF	3.00	05/01/18	500,000	514,525
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	255,000	275,640
Wyoming, Michigan, Water Supply System, Refunding	4.00	06/01/20	215,000	236,059
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	519,861
				3,745,825
Minnesota 0.92%
Chaska, Minnesota Electric Revenue, Refunding, Series A	3.00	10/01/17	535,000	545,609
Lake Washington Sanitary District, GO Unlimited, Series A, AGM	2.00	02/01/18	205,000	208,173
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Airport Revenue, Refunding, Series B, NATL	5.00	01/01/19	255,000	257,553
See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Minnesota (cont’d)
Royalton Independent School District No. 485, GO Unlimited, Series A	5.00	02/01/17	$110,000	$111,497
				1,122,832
Mississippi 0.33%
Rankin County School District, GO Limited	2.00	08/01/19	400,000	408,180
Missouri 1.90%
Jackson County, Missouri, Special Obligation Refunding, Truman Sports Complex Project	5.00	12/01/18	215,000	232,907
Kansas City, Missouri, Refunding, Series B	5.00	08/01/19	650,000	718,523
Kansas City, Missouri Water Revenue, Series F, AGM	4.00	12/01/22	250,000	291,413
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00	04/01/17	250,000	254,853
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	269,386
Missouri State Regional Convention & Sports Complex Authority	5.00	08/15/19	500,000	552,975
				2,320,057
Nevada 0.08%
Clark County, Nevada, Prerefunded, GO Limited, AMBAC	5.00	11/01/18	65,000	65,200
Clark County, Nevada, Unrefunded, GO Limited, AMBAC	5.00	11/01/18	35,000	35,108
				100,308
New Hampshire 0.51%
New Hampshire, Federal Highway Grant Anticipation Bonds	5.00	09/01/17	200,000	207,228
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	400,000	419,240
				626,468
New Jersey 4.12%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00	11/01/18	500,000	411,765
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding, AMBAC	5.00	06/01/17	150,000	150,779
Camden County, New Jersey Improvement Authority, Refunding	4.00	01/15/18	600,000	623,808
See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

New Jersey (cont'd)
Cumberland County, New Jersey Improvement Authority, Technical High School Project, AGM	3.00	09/01/17	$550,000	$559,988
Dennis Township, New Jersey, GO Unlimited	2.00	10/01/16	160,000	160,000
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	263,165
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A, AGM	5.63	09/01/18	400,000	434,272
New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding	5.00	12/15/18	710,000	757,542
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00	07/01/19	215,000	236,760
Passaic County Improvement Authority	5.00	05/01/24	700,000	828,030
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	605,035
				5,031,144
New Mexico 0.19%
Clayton, New Mexico, Jail Project Revenue, AGC	4.00	11/01/17	235,000	235,555
New York 8.67%
Arlington Central School District, GO Unlimited	5.00	12/15/25	1,000,000	1,214,189
Greece, New York Central School District, GO Unlimited	2.00	06/15/19	455,000	465,351
Long Island Power Authority Revenue, Series B	5.00	09/01/21	465,000	544,087
Long Island Power Authority Revenue, New York Electric Systems, Series E	5.00	12/01/17	330,000	332,132
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	350,000	396,883
New York City, GO Unlimited, Series B	5.00	08/01/19	400,000	444,764
New York City, GO Unlimited, Series E	5.25	08/01/22	875,000	1,069,836
New York City, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,208,679
New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/01/16	425,000	426,301

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

New York (cont'd)
New York State Dormitory Authority, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00	01/15/17	$300,000	$303,528
New York State Thruway Authority, Series B	5.00	04/01/27	1,335,000	1,389,440
New York State Urban Development, NATL	5.50	03/15/19	615,000	682,767
New York State Urban Development, Series D	5.50	01/01/19	250,000	275,253
North Castle, New York, Public Improvement, GO Unlimited	3.88	12/01/22	210,000	218,131
Patchogue-Medford Union Free School District, GO Unlimited	5.00	10/01/17	465,000	483,540
Sodus, New York Central School District, Refunding, GO Unlimited	3.00	06/15/18	640,000	661,555
Westchester, New York Unrefunded, GO Unlimited, Series A	4.00	10/15/16	465,000	465,409
				10,581,845
North Carolina 1.83%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	230,290
Charlotte, North Carolina Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,150,099
North Carolina Medical Care Commission, Firsthealth Carolina Project, Refunding, Series C	4.00	10/01/17	420,000	433,041
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	421,536
				2,234,966
North Dakota 0.21%
North Dakota Public Finance Authority, State Revolving Fund Program, Series A	4.00	10/01/16	250,000	250,000
Ohio 1.78%
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding, AGM	5.25	09/15/22	130,000	159,784
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	650,000	668,122
Marion County, Ohio, Variable Refunding, GO Limited, AGC	4.00	12/01/20	150,000	150,860
Miamisburg City School District, Refunding, GO Unlimited, Series B	3.00	12/01/22	525,000	579,264
Ohio State, Refunding, GO Unlimited, Series U	5.00	10/01/22	500,000	609,155
				2,167,185

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Oklahoma 0.57%
Edmond Public Works Authority, Revenue, Refunding	5.00	07/01/23	$300,000	$358,071
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	342,459
				700,530
Oregon 0.18%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	200,000	223,650
Pennsylvania 2.65%
Allegheny County, Pennsylvania Sanitary Authority, AGM	5.00	06/01/19	700,000	770,084
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services, AMBAC	5.50	08/01/18	295,000	318,627
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project, Series A	5.10	07/01/20	140,000	154,665
Muhlenberg Township, Pennsylvania, GO Unlimited, AGM	3.00	11/01/17	280,000	283,444
Pennsylvania Higher Educational Facilities Authority, State System, Higher Education Project, Refunding, Series AQ	5.00	06/15/17	275,000	282,785
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	678,125
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	446,692
Wilkes-Barre Finance Authority, University of Scranton, Refunding, Series A	5.00	11/01/19	275,000	302,137
				3,236,559
South Carolina 0.80%
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00	04/15/19	600,000	656,286
Spartanburg County, South Carolina Sanitation Sewer District, Series A, AGC	3.50	03/01/19	300,000	317,190
				973,476
Tennessee 0.19%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding, AGM	5.00	05/01/20	200,000	227,626

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Texas 23.69%
Addison, Texas Certificates of Obligation, GO Limited	4.00	02/15/20	$250,000	$260,738
Addison, Texas Certificates of Obligation, GO Limited	4.50	02/15/28	140,000	146,958
Arlington, Texas, GO Limited, Series B	2.00	08/15/19	500,000	513,780
Austin, Texas, Public Property Finance Contractual Obligation, GO Limited	3.00	11/01/22	365,000	401,562
Beaumont Independent School District, GO Unlimited, PSF-GTD	5.00	02/15/23	1,000,000	1,015,290
Brownwood Independent School District, GO Unlimited, BAM	4.00	02/15/24	730,000	838,077
Bryan Independent School District, GO Unlimited, Series A, PSF-GTD	5.00	02/15/22	410,000	490,184
Cedar Hill Texas, Refunding, GO Limited	5.00	02/15/22	800,000	958,760
Center, Texas Certificates of Obligation, GO Limited, AGM (ZCB)	3.55(1)	02/15/20	150,000	141,233
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00	03/01/19	125,000	131,110
Conroe Independent School District, GO Unlimited, PSF-GTD	4.00	02/15/17	55,000	55,633
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00	03/01/20	350,000	392,627
Culberson County-Allamoore Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/19	860,000	899,207
Dallas Area Rapid Transit, Senior Lien, AMBAC	5.00	12/01/16	585,000	588,843
Dallas, Texas Waterworks & Sewer System Revenue, Unrefunded, AMBAC	4.50	10/01/19	165,000	171,034
Dallas, Texas Waterworks & Sewer System Revenue, Prerefunded, AMBAC	4.50	10/01/19	60,000	62,164
Denton County, Texas, GO Limited	2.00	07/15/22	680,000	709,498
Denton, Texas, Refunding, GO Limited	5.00	02/15/19	500,000	547,655
Dimmitt Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/22	305,000	332,426
Forney, Texas, GO Limited, AGM	5.00	02/15/27	500,000	507,550
Fort Bend Grand Parkway Toll Road Authority	5.00	03/01/25	1,000,000	1,190,689
Fort Worth, Texas Water & Sewer System Revenue	5.00	02/15/19	800,000	875,264
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A, PSF-GTD	4.50	08/15/25	180,000	185,735
Garland, Texas, GO Limited	5.00	02/15/17	500,000	507,625
Garland, Texas, GO Limited	5.00	02/15/25	650,000	733,064

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Texas (cont'd)
Goose Creek, Texas Independent School District, GO Unlimited, Series A, PSF-GTD	5.25	02/15/18	$370,000	$375,990
Harris County, Texas, Refunding, GO Unlimited, Series B	4.50	10/01/31	220,000	220,000
Harris County, Texas Municipal Utility District No 290, GO Unlimited, Series A, BAM	1.50	09/01/17	200,000	200,934
Harris County, Texas Municipal Utility District No. 382, GO Unlimited, BAM	3.00	04/01/22	305,000	320,177
Hays County, Texas, GO Limited	5.00	02/15/23	500,000	527,525
Houston Community College System, GO Limited	5.00	02/15/19	755,000	826,219
Houston, Texas, Hotel Occupancy Tax, Unrefunded, Series B	5.00	09/01/19	45,000	45,140
Houston, Texas Combined Utility System Revenue, Prerefunded, AGM	5.00	11/15/27	150,000	156,800
Houston, Texas Combined Utility System Revenue, AGM	5.00	11/15/16	565,000	567,701
Houston, Texas Public Improvement, Prerefunded, GO Limited, NATL	5.00	03/01/32	155,000	157,629
Hutto Independent School District, GO Unlimited, AGC	4.75	08/01/31	600,000	619,224
Laredo, Texas, Waterworks & Sewer System Revenue, AGM	4.25	03/01/18	100,000	101,393
Lavaca-Navidad River Authority, Series A	4.00	08/01/22	270,000	306,526
Lavaca-Navidad River Authority, Series B	4.00	08/01/22	420,000	476,818
Lockhart, Texas Certificates of Obligation, GO Limited, BAM	4.00	08/01/23	830,000	952,458
Longview, Texas Waterworks & Sewer System Revenue, Refunding	3.00	03/01/22	610,000	662,960
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00	05/15/21	500,000	586,450
Lubbock-Cooper Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/22	755,000	824,528
Midland, Texas, GO Limited	5.00	03/01/22	725,000	866,672
Montgomery County, Texas Municipal Utility District No 113, GO Unlimited, BAM	2.00	09/01/17	260,000	262,267
Montgomery County, Texas Municipal Utility District No 119, GO Unlimited, Series A, AGM	4.00	04/01/18	315,000	328,025
North Texas Tollway Authority Revenue, Series F	5.75	01/01/38	300,000	317,997
Olmos Park Higher Education Facilities Corp, University of the Incarnate Word, Refunding	5.00	12/01/21	500,000	582,180

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Texas (cont'd)
Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	$285,000	$323,888
Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,113,950
Round Rock, Texas, GO Limited	2.00	08/15/19	465,000	477,416
San Antonio, Texas, Water Revenue, Refunding	4.50	05/15/21	400,000	460,200
San Marcos, Texas Tax & Toll Revenue, GO Limited, AGM	5.10	08/15/27	400,000	414,444
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/19	90,000	94,046
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/20	95,000	100,346
Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	371,661
Texas Municipal Power Agency Revenue, Refunding, AGC	5.00	09/01/17	250,000	259,035
Texas State, Public Finance Authority, Refunding, GO Unlimited	5.00	10/01/20	1,150,000	1,330,906
Travis County, Texas Water Control & Improvement District No. 10, GO Unlimited	2.00	08/15/19	500,000	513,210
Waxahachie, Texas, Refunding, GO Limited, AMBAC	4.20	08/01/22	500,000	513,920
				28,915,341
Utah 1.34%
Davis County, Utah, GO Unlimited	5.00	02/01/19	200,000	218,026
Salt Lake County, Utah, Westminster College Project Revenue	5.00	10/01/24	235,000	239,538
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C, AGM	5.50	05/15/19	340,000	358,047
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	322,641
Weber County, Utah, GO Unlimited	4.00	01/15/22	430,000	494,242
				1,632,494
Virginia 0.48%
Lynchburg, Virginia, Refunding, GO Unlimited	5.00	02/01/19	540,000	591,154
Washington 7.52%
Cowlitz County, Washington, Refunding, GO Limited, Series B	3.00	04/01/17	175,000	176,762
Cowlitz County, Washington, Refunding, GO Limited, Series A	3.00	04/01/18	195,000	200,719
Grant County, Washington Public Utility District No. 2, Series A, NATL	5.00	01/01/43	1,000,000	1,010,010

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2016

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value

Washington (cont'd)
Kennewick, Washington, Refunding, GO Limited	4.00	12/01/16	$470,000	$472,359
King County School District No. 403 Renton, GO Unlimited	5.00	12/01/22	1,000,000	1,207,159
Snohomish County, Washington Public Utility District No 1, Refunding	5.00	12/01/17	550,000	575,861
Spokane County, Washington Public Facilities District, Refunding, Series B	5.00	12/01/21	950,000	1,110,750
Tacoma, Washington Metropolitan Park District, GO Unlimited, Series B	4.00	12/01/19	355,000	388,228
Thurston County, Washington, Refunding, GO Limited	5.00	12/01/20	1,625,000	1,881,002
Washington State Health Care Facilities Authority, Seattle Children's Hospital Project	5.00	10/01/17	150,000	156,147
Washington State, Motor Vehicle Fuel Tax, GO Unlimited, Series C	5.00	02/01/19	830,000	907,215
Washington State, Refunding, GO Unlimited, Series A	5.00	01/01/19	1,000,000	1,089,730
				9,175,942
Wisconsin 2.48%
Johnson Creek School District, Bond Anticipation Note	3.00	03/01/20	1,000,000	1,009,580
Milwaukee, Wisconsin Sewerage System Revenue, Series S5	5.00	06/01/23	500,000	615,070
Waunakee Community School District, GO Unlimited, Series A	5.00	04/01/18	250,000	265,010
Wisconsin State Health & Educational Facilities Authority, Luther Hospital Project	5.00	11/15/21	1,000,000	1,107,480
Wisconsin State, Refunding, GO Unlimited, Series 2, AMBAC	4.13	11/01/16	25,000	25,033
				3,022,173

Total Municipal Bonds				116,883,701
(cost $115,652,690)

Total Investments 95.76%				116,883,701
(cost $115,652,690)
Other assets and liabilities, net 4.24%				5,177,518
Net Assets 100.0%				$122,061,219

(1)	Represents Yield on zero coupon bond.

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks 74.62%	Shares	Value

Advertising Agencies 3.22%
Omnicom Group, Inc.	6,539	$555,815
Aerospace/Defense 8.17%
Lockheed Martin Corp.	1,916	459,304
Northrop Grumman Corp.	1,960	419,342
Raytheon Co.	3,900	530,907
		1,409,553
Airlines 2.70%
Southwest Airlines Co.	11,987	466,174
Automotive - Cars & Light Trucks 2.05%
Ford Motor Co.	29,379	354,605
Cable/Satellite TV 4.09%
Comcast Corp., Class A	10,655	706,853
Coatings/Paint 2.08%
Sherwin-Williams Co.	1,300	359,658
Dental Supplies & Equipment 2.62%
Patterson Companies, Inc.	9,827	451,452
Distribution/Wholesale 2.28%
WW Grainger, Inc.	1,750	393,470
Food - Retail 2.09%
Kroger Co.	12,167	361,117
Food - Wholesale/Distribution 2.48%
Sysco Corp.	8,731	427,906
Hotels & Motels 2.82%
Wyndham Worldwide Corp.	7,232	486,931
Life/Health Insurance 2.78%
Aflac, Inc.	6,683	480,307
Medical - Hospitals 2.46%
Universal Health Services, Inc., Class B	3,442	424,123
Medical - Wholesale Drug Distribution 2.58%
Cardinal Health, Inc.	5,730	445,221
Multi-line Insurance 2.63%
Hartford Financial Services Group, Inc.	10,615	454,534
Property/Casualty Ins 2.57%
XL Group	13,201	443,950

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Retail - Apparel/Shoe 3.99%
Ross Stores, Inc.	10,700	$688,010
Retail - Building Products 4.32%
Home Depot, Inc.	2,727	350,910
Lowe's Companies, Inc.	5,471	395,061
		745,971
Retail - Drug Store 5.36%
CVS Health Corp.	4,725	420,478
Walgreens Boots Alliance, Inc.	6,267	505,245
		925,723
Retail - Gardening Products 1.64%
Tractor Supply Co.	4,200	282,870
Retail - Major Department Store 2.96%
TJX Companies, Inc.	6,825	510,373
Transport - Services 3.53%
United Parcel Service, Inc., Class B	5,572	609,354
Transport - Truck 2.13%
JB Hunt Transport Services, Inc.	4,529	367,483
Wireless Equipment 3.07%
Motorola Solutions, Inc.	6,946	529,841

Total Common Stocks		12,881,294
(cost $12,703,553)

Exchange-Traded Funds 6.50%
Direxion Daily Energy Bull 3X Shares	6,900	229,839	*
Direxion Daily Healthcare Bull 3x Shares	5,000	159,450	*
Direxion Daily S&P 500 Bull 3X Shares	1,556	151,212	*
Direxion Daily Technology Bull 3X Shares	6,700	325,084	*
REX Gold Hedged S&P 500 ETF	3,000	85,380	*
Utilities Select Sector SPDR Fund	3,500	171,465

Total Exchange-Traded Funds		1,122,430
(cost $1,104,829)

Rights 0.00%
Food - Retail 0.00%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	0 *#@
Property Development Centers, LLC, Contingent Value Right	7,200	0 *#@

Total Rights		0
(cost $0)

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2016

Value
Total Investments 81.12%	$14,003,724
(cost $13,808,382)
Other assets and liabilities, net 18.88%	3,259,871
Net Assets 100.0%	$17,263,595

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks 82.12%	Shares	Value

Aerospace/Defense 2.27%
Lockheed Martin Corp.	3,616	$866,827
Airlines 10.46%
Alaska Air Group, Inc.	15,175	999,426
Allegiant Travel Co., Class A	6,244	824,645
Hawaiian Holdings, Inc.	24,810	1,205,766	*
Southwest Airlines Co.	24,799	964,433
		3,994,270
Building & Construction Products - Miscellaneous 2.95%
Trex Company, Inc.	19,157	1,124,899	*
Coatings/Paint 1.96%
Sherwin-Williams Co.	2,702	747,535
Computer Services 2.37%
Manhattan Associates, Inc.	15,700	904,634	*
Consulting Services 1.88%
Gartner, Inc.	8,129	719,010	*
Data Processing/Management 2.09%
Jack Henry & Associates, Inc.	9,327	797,925
Diagnostic Kits 4.20%
IDEXX Laboratories, Inc.	14,234	1,604,599	*
Energy - Alternate Sources 0.12%
Pacific Green Energy Corp.	100,000	48,050 *#@
Finance - Commercial 0.50%
IOU Financial, Inc.	999,000	190,365	*
Finance - Credit Card 3.04%
MasterCard, Inc., Class A	11,409	1,161,094
Finance - Investment Banker/Broker 4.21%
E*TRADE Financial Corp.	42,000	1,223,040	*
GMP Capital	100,000	383,399
		1,606,439
Finance - Other Services 3.52%
MarketAxess Holdings, Inc.	8,123	1,345,088
Food - Miscellaneous/Diversified 2.09%
Cal-Maine Foods, Inc.	20,702	797,855
Gold Mining 0.00%
Gran Colombia Gold Corp.	500	46	*

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont'd)	Shares	Value

Human Resources 2.24%
Robert Half International, Inc.	22,600	$855,636
Internet Infrastructure Software 3.13%
F5 Networks, Inc.	9,576	1,193,553	*
Medical - Biomedical/Gene 2.56%
Regeneron Pharmaceuticals, Inc.	2,430	976,909	*
Medical - Drugs 2.43%
AbbVie, Inc.	14,700	927,129
Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	0 *#@
Multimedia 2.22%
FactSet Research Systems, Inc.	5,230	847,783
Networking Products 2.87%
LogMeIn, Inc.	12,129	1,096,340
Property/Casualty Insurance 3.53%
Universal Insurance Holdings, Inc.	53,460	1,347,192
Real Estate Operating/Development 0.95%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	361,273 *#@
Retail - Auto Parts 2.54%
O'Reilly Automotive, Inc.	3,460	969,181	*
Retail - Building Products 1.98%
Home Depot, Inc.	5,884	757,153
Retail - Mail Order 2.06%
Williams-Sonoma, Inc.	15,413	787,296
Retail - Restaurants 10.53%
Papa John's International, Inc.	20,613	1,625,335
Popeyes Louisiana Kitchen, Inc.	14,086	748,530	*
Ruth's Hospitality Group, Inc.	62,712	885,494
Texas Roadhouse, Inc., Class A	19,500	761,084
		4,020,443
Transport - Services 3.42%
United Parcel Service, Inc., Class B	11,948	1,306,633

Total Common Stocks		31,355,157
(cost $29,437,501)

Exchange-Traded Funds 2.80%
Direxion Daily Energy Bull 3X Shares	15,000	499,650
Direxion Daily S&P 500 Bull 3X Shares	944	91,738

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2016

Exchange-Traded Funds (cont'd)	Shares	Value
REX Gold Hedged S&P 500 ETF	3,000	$85,380
SPDR S&P 500 ETF Trust	100	21,630
Utilities Select Sector SPDR Fund	7,600	372,324

Total Exchange-Traded Funds		1,070,722
(cost $1,053,066)

Warrants 0.00%
Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0 *#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	250	12	*

Total Warrants		12
(cost $0)

Convertible Debenture 0.95%	Principal Amount

Gold Mining 0.95%
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	$400,971	360,874
(cost $211,750)

Corporate Note 0.56%
Electric - Generation 0.56%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	212,500	212,500 #^@
(cost $212,500)

Total Investments 86.43%		32,999,265
(cost $30,914,817)
Other assets and liabilities, net 13.57%		5,183,437
Net Assets 100.0%		$38,182,702

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks 84.30%	Shares	Value

Advanced Materials/Production 1.47%
Hexcel Corp.	36,400	$1,612,520
Agricultural Chemicals 3.85%
Agrium, Inc.	10,800	979,452
Monsanto Co.	16,700	1,706,740
Yara International ASA	46,200	1,539,523
		4,225,715
Agricultural Operations 1.29%
Agriterra Ltd.	69,849,776	197,457	*+
Kernel Holding S.A.	78,900	1,220,459
		1,417,916
Automotive Truck Parts & Equipment – Original 2.95%
Lear Corp.	13,700	1,660,714
Magna International, Inc.	36,700	1,576,265
		3,236,979
Building & Construction Products – Miscellaneous 1.77%
Owens Corning	36,400	1,943,396
Building Products – Cement/Aggregates 0.06%
Polaris Materials Corp.	81,500	71,439	*
Chemicals – Diversified 1.16%
Westlake Chemical Corp.	23,900	1,278,650
Chemicals – Plastics 1.24%
Sekisui Jushi Corp.	83,800	1,358,152
Chemicals – Specialty 1.20%
Chemtura Corp.	40,100	1,315,681	*
Coal 0.01%
Caribbean Resources Corp.	17	16,197 *+#@
Sable Mining Africa Ltd.	19,859,173	0 *#@
Walter Energy, Inc.	4,293	155	*
		16,352
Diamonds/Precious Stones 1.77%
Diamond Fields International Ltd.	360,000	64,484	*
Lucara Diamond Corp.	630,000	1,877,587
Rockwell Diamonds, Inc., 144A	63,333	4,224	*
		1,946,295
Diversified Minerals 4.43%
Canada Zinc Metals Corp.	1,000,000	316,323	*
Ciner Resources	44,600	1,388,398
Dowa Holdings Co., Ltd.	193,100	1,353,769
Dundee Sustainable Technologies, Inc.	3,587,500	150,396	*

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont'd)	Shares	Value

Diversified Minerals (cont'd)
Encanto Potash Corp., 144A	3,000,000	$194,367	*
Neo Lithium Corp., 144A	1,250,000	1,438,698	*
Niocan, Inc., 144A	362,069	26,908	*
		4,868,859
Energy - Alternate Sources 2.12%
Pacific Green Energy Corp.	2,400,000	1,153,200 *+#@
Vestas Wind Systems A.S.	14,200	1,172,971
		2,326,171
Forestry 3.69%
Bravern Ventures Ltd.	254,431	23,757	*#
Canfor Corp.	96,000	1,066,138	*
Fibria Celulose S.A., Sponsored ADR	243,600	1,722,252
Interfor Corp., Class A	109,100	1,237,401	*
		4,049,548
Gold Mining 19.96%
Barrick Gold Corp.	25,100	444,772
Chesapeake Gold Corp., 144A	52,400	209,288	*
Corona Minerals Ltd.	100,000	765 *#@
Doray Minerals Ltd.	3,242,900	1,544,539	*
Evolution Mining Ltd.	1,172,966	2,230,904
Franco-Nevada Corp.	14,500	1,013,115
Gran Colombia Gold Corp.	119,000	10,885	*
Kinross Gold Corp.	1	4	*
Klondex Mines Ltd.	1,700,300	9,771,914	*
Newcastle Gold Ltd.	166,666	133,389	*
NGEx Resources, Inc.	971,000	939,951	*
Northern Star Resources Ltd.	577,400	2,046,111
Radisson Mining Resources, Inc. (RS)	2,100,000	235,699 *#@
Regis Resources Ltd.	497,100	1,457,803
Rye Patch Gold Corp.	635,000	150,044	*
Sandstorm Gold Ltd.	56,400	283,692	*
Sibanye Gold Ltd., Sponsored ADR	103,100	1,456,803
		21,929,678
Independent Power Producer 1.12%
Ormat Technologies, Inc.	25,400	1,229,614
Investment Companies 0.33%
Atlas African Industries Ltd.	255,854,621	363,792	*+
Machinery - General Industrial 1.34%
Chart Industries, Inc.	44,800	1,470,784	*
Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0 *#@

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont'd)	Shares	Value

Metal - Aluminum 2.53%
Kaiser Aluminum Corp.	17,500	$1,513,575
Norsk Hydro ASA, Sponsored ADR	292,700	1,265,567
		2,779,142
Metal - Copper 3.83%
Freeport-McMoRan, Inc.	50,500	548,430
Nevsun Resources Ltd.	433,900	1,314,717
OZ Minerals Ltd.	420,300	1,965,422
Turquoise Hill Resources Ltd.	127,000	377,190	*
		4,205,759
Metal - Diversified 2.13%
Filo Mining Corp.	242,750	312,989	*
Glencore plc	62,800	171,957
GoviEx Uranium, Inc., Class A	755,000	80,567	*
GoviEx Uranium, Inc., 144A, Class A	58,000	6,189	*
Mandalay Resources Corp.	1,967,600	1,499,752
Orsu Metals Corp.	147,605	3,938	*
Renaissance Oil Corp.	1,380,000	268,227	*
		2,343,619
Metal - Iron 1.08%
Novolipetsk Steel PJSC, GDR	91,200	1,185,446
WAI Capital Investment Corp.	292,500	0 *#@
		1,185,446
Mining Services 0.00%
Bounty Mining Ltd.	22,000,000	0 *#@
Natural Resource Technology 0.12%
I-Pulse, Inc. (RS)	15,971	137,350 *#@
Non - Ferrous Metals 0.01%
Sterling Group Ventures, Inc.	500,000	15,000	*
Oil Companies - Exploration & Production 5.48%
Africa Energy Corp.	2,110,889	305,704	*
CNOOC Ltd., Sponsored ADR	9,300	1,176,357
Ivanhoe Energy, Inc.	18,719	309	*
Oil Search Ltd.	224,400	1,235,890
Parex Resources, Inc.	109,600	1,390,937	*
Range Energy Resources, Inc.	15,000,000	257,251	*
SVT Capital Corp.	23,626	3,962	*
U.S. Oil Sands, Inc.	7,000,000	160,067	*
U.S. Oil Sands, Inc., 144A	9,900,000	226,380	*
Unit Corp.	67,800	1,261,080	*
		6,017,937
Oil Companies - Integrated 1.55%
Chevron Corp.	2,200	226,424
OMV AG	39,700	1,143,049

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont'd)	Shares	Value

Oil Companies - Integrated (cont'd)
TOTAL S.A., Sponsored ADR	6,900	$329,130
		1,698,603
Oil Field Machinery & Equipment 1.11%
Dril-Quip, Inc.	21,800	1,215,132	*
Oil Refining & Marketing 3.44%
Marathon Petroleum Corp.	29,100	1,181,169
Tesoro Corp.	16,100	1,280,916
Valero Energy Corp.	24,900	1,319,700
		3,781,785
Pipelines 1.28%
Western Gas Partners	25,500	1,403,775
Real Estate Operating/Development 5.74%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	6,304,682 *#@
Rubber-Tires 1.28%
Cooper Tire & Rubber Co.	37,100	1,410,542
Steel - Producers 2.67%
Severstal PAO PJSC, GDR	118,000	1,409,911
Yodogawa Steel Works Ltd.	56,800	1,525,240
		2,935,151
Steel - Specialty 1.22%
Sanyo Special Steel Co., Ltd.	238,500	1,338,701
Textile - Products 1.07%
Nitto Boseki Co., Ltd.	359,000	1,179,891

Total Common Stocks		92,614,056
(cost $153,132,855)

Master Limited Partnership 1.36%
Oil - Field Services 1.36%
Rice Midstream Partners, Inc.	61,600	1,494,416
(cost $1,402,977)

Warrants 0.08%
Gold Mining 0.08%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0 *#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	59,500	2,948	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	81,508	*
		84,456

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2016

Warrants (cont'd)	Shares	Value

Metal - Copper 0.00%
Newcastle Gold Ltd., Warrants (February 2017)	83,333	$ 0 *#@

Total Warrants		84,456
(cost $0)

Purchased Call Options 0.17%	Contracts

Oil Companies - Integrated 0.09%
Exxon Mobil Corp., Strike Price 90.00, Expiration Oct. 2016	3,000	106,500	*
Oil Refining & Marketing 0.08%
Phillips 66, Strike Price 82.50, Expiration Jan. 2017	300	87,000	*

Total Purchased Call Options		193,500
(cost $572,751)

Convertible Debentures 10.10%	Principal Amount

Gold Mining 10.10%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$3,341,806	2,422,475
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	9,632,710	8,669,439

Total Convertible Debentures		11,091,914
(cost $6,540,080)

Corporate Note 2.32%
Electric - Generation 2.32%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	2,550,000	2,550,000 #^@
(cost $2,550,000)

Total Investments 98.33%		108,028,342
(cost $164,198,663)
Other assets and liabilities, net 1.67%		1,832,558
Net Assets 100.0%		$109,860,900

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks 84.83%	Shares	Value

Advanced Materials/Products 0.65%
Nano One Materials Corp.	3,000,000	$1,417,737	*+
Agricultural Operations 0.02%
Agriterra Ltd.	15,001,664	42,408	*
Capital Pools 0.07%
Crest Petroleum Corp.	156,200	148,824	*
Coal 0.00%
Caribbean Resources Corp.	4	3,811 *#@
Diamonds/Precious Stones 2.31%
Lucara Diamond Corp.	900,000	2,682,267
Olivut Resources Ltd.	545,000	87,237	*
Rockwell Diamonds, Inc., 144A	171,667	11,449	*
Stornoway Diamond Corp.	2,500,000	2,248,561	*
		5,029,514
Diversified Minerals 8.07%
Adamera Minerals Corp.	119,543	7,745	*
Amarc Resources Ltd.	695,545	47,715	*
Auryn Resources, Inc.	1,572,042	3,558,797	*
Burey Gold Ltd.	54,500,000	2,779,496	*
Calibre Mining Corp.	4,650,000	620,260	*
Canasil Resources, Inc.	1,000,000	403,979	*
Golden Reign Resources Ltd.	1,500,000	377,301	*
Indochine Mining Ltd.	10,000	18,368 *#@
Lithium Americas Corp.	4,500,000	3,087,008	*
Lithium X Energy Corp.	2,000,000	3,399,520	*
Neo Lithium Corp.	230,000	264,720	*
Neo Lithium Corp., 144A	1,735,000	1,996,913	*
Pure Energy Minerals Ltd.	286,000	165,677	*
Terrax Minerals, Inc.	1,215,000	842,753	*
		17,570,252
Gold Mining 46.43%
Alexandria Minerals Corp.	7,751,675	443,139	*
Algold Resources Ltd.	5,400,000	1,646,404	*
Anfield Gold Corp.	1,314,000	1,432,234	*
Anfield Gold Corp., 144A	500,000	544,990	*
Bonterra Resources, Inc.	4,500,000	1,234,803	*+
California Gold Mining, Inc.	500,000	249,628	*
Canyon Resources Ltd.	10,006,593	763,198	*+
Chesapeake Gold Corp., 144A	192,199	767,653	*
Comstock Mining, Inc.	2,665,000	972,725	*
CopperBank Resources Corp.	6,805,418	337,172	*
CopperBank Resources Corp., 144A	174,000	8,621	*
Corona Minerals Ltd.	1,625,000	12,437 *#@
Doray Minerals Ltd.	1,500,000	714,425	*
Eastmain Resources, Inc.	2,250,000	1,474,904	*
Gold Standard Ventures Corp.	1,350,000	3,429,000	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Gold Mining (cont’d)
Golden Arrow Resources Corp.	1,000,000	$731,735	*
Gran Colombia Gold Corp.	192,500	17,607	*
Harte Gold Corp.	3,400,000	699,722	*
IDM Mining Ltd.	5,000,000	781,280	*
IDM Mining Ltd., 144A	95,000	14,844	*
Integra Gold Corp.	3,817,500	2,240,539	*
K92 Mining Ltd.	1,289,141	1,454,269	*
Klondex Mines Ltd.	6,000,000	34,483,022	*
Leagold Mining Corp. (RS)	1,665,000	783,671 *#@
Lexam VG Gold, Inc.	2,406,501	660,346	*
Malbex Resources, Inc.	133,333	34,554	*
Mammoth Resources Corp.	4,818,000	100,991	*+
Mirasol Resources Ltd.	1,900,000	3,533,671	*
Newcastle Gold Ltd.	66,667	53,356	*
Newmarket Gold, Inc.	1,000,000	3,590,076	*
NGEx Resources, Inc.	2,000,000	1,928,427	*
Nighthawk Gold Corp.	1,678,500	703,666	*
Northern Star Resources Ltd.	200,000	708,733
OceanaGold Corp.	5,348	16,061
Osisko Mining, Inc.	200,000	464,957	*
Petaquilla Minerals Ltd.	2,660,000	18,653 *#@
Pilot Gold, Inc.	1,000,000	556,424	*
Pretium Resources, Inc.	875,000	8,985,398	*
Pure Gold Mining, Inc.	3,500,000	2,000,838	*
Radisson Mining Resources, Inc. (RS)	5,200,000	583,635 *#@
Radius Gold, Inc.	125,000	14,768	*
Red Pine Exploration, Inc.	12,000,000	1,509,204	*+
Redstar Gold Corp.	15,000,000	1,600,671	*+
Rye Patch Gold Corp., 144A	6,116,873	1,445,353	*
Sandstorm Gold Ltd.	150,000	754,500	*
Seafield Resources Ltd., 144A	1,300,000	0 *#@
Skeena Resources Ltd.	6,250,000	714,585	*
St Barbara Ltd.	1,500,000	3,638,263	*
Taurus Gold Ltd., 144A	2,448,381	108,218 *#@
Tolima Gold, Inc.	3,250,000	30,965	*
Tolima Gold, Inc., 144A	850,000	8,099	*
TriStar Gold, Inc.	24,008,000	7,502,786	*+
Victoria Gold Corp.	2,450,000	1,176,493	*
Wesdome Gold Mines Ltd.	1,645,854	3,349,541	*
		101,031,254
Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0 *#@
Metal - Copper 0.12%
Rockcliff Copper Corp.	2,620,000	259,613	*
Metal - Diversified 10.45%
AuRico Metals, Inc.	350,000	276,249	*
Balmoral Resources Ltd.	500,000	377,301	*
Cardinal Resources Ltd.	14,000,000	7,346,906	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Metal - Diversified (cont’d)
Columbus Gold Corp.	2,000,000	$1,006,136	*
Filo Mining Corp.	500,000	647,890	*
First Point Minerals Corp.	2,000,000	144,822	*
Ivanhoe Mines Ltd., Class A	100,000	173,787	*
Mandalay Resources Corp.	2,500,000	1,905,560
Minera Alamos, Inc.	4,450,000	508,785	*+
Mineral Mountain Resources Ltd.	2,000,000	686,002	*
Murchison Minerals Ltd. (RS)	3,000,000	543,085 *+#@
Nemaska Lithium, Inc.	725,000	873,128	*
Novo Resources Corp.	1,000,000	1,311,025	*
Orex Minerals, Inc.	8,845,000	6,741,873	*+
Orsu Metals Corp.	1,869,220	49,867	*
Silver Bull Resources, Inc.	968,500	136,570	*
		22,728,986
Mining Services 0.17%
Argent Minerals Ltd.	17,100,000	364,042	*
Non-Ferrous Metals 0.32%
Energizer Resources, Inc.	13,000,000	693,624	*
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0 *#@
SVT Capital Corp.	1,616	271	*
		271
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A	12,083	5,618	*
Platinum 0.39%
Pacific North West Capital Corp.	430,555	13,127	*
Platinum Group Metals Ltd.	300,000	827,776	*
		840,903
Precious Metals 14.54%
Barsele Minerals Corp.	10,114,600	10,485,046	*+
Brixton Metals Corp.	2,500,000	1,391,059	*+
Candente Gold Corp.	4,875,000	167,213	*+
Dolly Varden Silver Corp.	3,768,000	2,159,648	*+
Fiore Exploration Ltd.	7,746,800	3,956,215	*+
Kootenay Silver, Inc.	1,000,000	350,623	*
Lundin Gold, Inc.	70,000	301,460	*
Lundin Gold, Inc., 144A	593,421	2,555,607	*
Probe Metals, Inc. (RS)	1,250,000	1,502,534 *#@
Roxgold, Inc.	3,200,000	3,780,632	*
Santana Minerals Ltd.	1,900,000	87,706	*
SilverCrest Metals, Inc.	500,000	941,347	*
TMAC Resources, Inc.	169,000	2,390,823	*
Toachi Mining, Inc.	279,500	106,521	*+
Toachi Mining, Inc. (RS)	4,000,000	1,448,226 *+#@
		31,624,660

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Silver Mining 1.29%
Fortuna Silver Mines, Inc.	200,000	$1,448,000	*
MAG Silver Corp.	50,000	754,000	*
Santacruz Silver Mining Ltd.	1,600,000	542,704	*
Source Exploration Corp.	421,000	73,806	*
		2,818,510

Total Common Stock		184,580,027
(cost $143,203,394)

Subscription Receipts 0.41%
Gold Mining 0.41%
Rye Patch Gold Corp., Subscription Receipts (RS)	4,000,000	897,900 *#@
(cost $689,223)

Warrants 2.26%
Diversified Minerals 0.02%
Burey Gold Ltd., Warrants (August 2017)	3,500,000	53,575	*
Gold Mining 0.96%
Alamos Gold, Inc., Warrants (August 2018)	110,000	54,080	*#
Alexandria Minerals Corp., Warrants (June 2019) (RS)	1,256,195	0 *#@
Algold Resources Ltd., Warrants (December 2016)	500,000	38,111 *#@
Algold Resources Ltd., Warrants (April 2018)	1,250,000	238,195 *#@
Bonterra Resources, Inc., Warrants (December 2017)	625,000	28,583 *+#@
Bonterra Resources, Inc., Warrants (July 2018)	625,000	28,583 *+#@
Canyon Resources Ltd., Warrants (January 2017)	6,168,864	236,067	*+
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0 *#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	96,250	4,769	*
New Gold, Inc., Warrants (June 2017)	352,530	34,932	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	377,500	984,070	*
Osisko Mining, Inc., Warrants (August 2018)	1,000,000	57,167	*
Redstar Gold Corp., Warrants (May 2019)	2,500,000	0 *+#@
Skeena Resources Ltd., Warrants (October 2016)	10,000,000	381,112 *#@
Tolima Gold, Inc., 144A, Warrants (December 2016)	425,000	0 *#@
Veris Gold Corp., Warrants (December 2016)	282,200	0 *#@
		2,085,669
Metal - Copper 0.00%
Newcastle Gold Ltd., Warrants (February 2017)	33,333	0 *#@
Metal - Diversified 0.46%
Dalradian Resources, Inc., Warrants (July 2017)	1,500,000	320,134	*
HudBay Minerals, Inc., Warrants (July 2018)	17,000	2,592	*
Minera Alamos, Inc., Warrants (May 2019)	2,225,000	0 *+#@
Mineral Mountain Resources Ltd., Warrants (October 2016)	700,000	0 *#@
Murchison Minerals Ltd., Warrants (August 2018) (RS)	1,500,000	0 *+#@
Orex Minerals, Inc., 144A, Warrants (November 2017)	1,250,000	666,946 *+#@
		989,672

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2016

Warrants (cont’d)	Shares	Value

Precious Metals 0.82%
Barsele Minerals Corp., Warrants (November 2017)	1,250,000	$ 1,009,947 *+#@
Barsele Minerals Corp., Warrants (March 2018)	600,000	484,775 *+#@
Probe Metals, Inc., Warrants (December 2016) (RS)	625,000	0 *#@
Toachi Mining, Inc., Warrants (June 2018) (RS)	2,000,000	289,645 *+#@
		1,784,367
Silver Mining 0.00%
Source Exploration Corp., Warrants (February 2017)	250,000	0 *#@

Total Warrants		4,913,283
(cost $1,139,717)

Special Warrant 0.00%
Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants	600,000	0 *#@
(cost $300,000)

Rights 0.28%
Metal - Diversified 0.28%
Cardinal Resources Ltd.	1,500,000	614,194	*
(cost $13,109)

Purchased Call Option 0.03%	Contracts

Gold Mining 0.03%
Alamos Gold, Inc., Strike Price 10.00, Expiration Oct. 2016	5,000	75,000	*
(cost $123,705)

Convertible Debentures 3.50%	Principal Amount

Gold Mining 3.50%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$3,960,463	2,870,939
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	5,261,613	4,735,452

Total Convertible Debentures		7,606,391
(cost $4,473,271)

Corporate Note 0.31%
Electric - Generation 0.31%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	680,000	680,000 #^@
(cost $680,000)

Total Investments 91.62%		199,366,795
(cost $150,622,419)
Other assets and liabilities, net 8.38%		18,231,944
Net Assets 100.0%		$217,598,739

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks 85.66%	Shares	Value

Diamonds/Precious Stones 1.04%
Lucara Diamond Corp.	475,000	$1,415,641
Gold Mining 75.37%
AngloGold Ashanti, Sponsored ADR	100,000	1,592,000	*
Argonaut Gold, Inc.	1,500,000	3,944,510	*
Barrick Gold Corp.	300,000	5,316,000
Beadell Resources	4,000,000	1,270,973	*
Comstock Mining, Inc.	4,621,648	1,686,901	*
Doray Minerals Ltd.	1,000,000	476,283	*
Dundee Precious Metals, Inc.	550,000	1,358,283	*
Gold Fields Ltd., Sponsored ADR	300,000	1,455,000
Golden Star Resources Ltd.	2,000,000	1,680,000	*
Gran Colombia Gold Corp.	75,000	6,860	*
Harmony Gold Mining Co. Ltd., Sponsored ADR	375,000	1,308,750
Jaguar Mining, Inc.	7,550,000	3,970,807	*
K92 Mining Ltd.	1,037,559	1,170,462	*
Kirkland Lake Gold, Inc.	300,000	2,275,239	*
Klondex Mines Ltd.	4,500,000	25,862,266	*
Marlin Gold Mining Ltd.	1,375,200	649,891	*
Newmarket Gold, Inc.	2,000,000	7,180,152	*
Newmont Mining Corp.	110,000	4,321,900
Northern Star Resources Ltd.	1,135,000	4,022,057
Richmont Mines, Inc.	300,000	3,015,000	*
Royal Gold, Inc.	60,000	4,645,800
Rye Patch Gold Corp.	70,794	16,728	*
Sandstorm Gold Ltd.	600,000	3,018,000	*
Saracen Mineral Holdings Ltd.	450,000	492,806	*
SEMAFO, Inc.	200,000	832,349	*
Sibanye Gold Ltd., Sponsored ADR	100,000	1,413,000
Silver Lake Resources Ltd.	3,000,000	1,217,085	*
St Barbara Ltd.	3,000,000	7,276,525	*
Torex Gold Resources	200,000	4,326,384	*
Wesdome Gold Mines Ltd.	3,203,146	6,518,846	*
		102,320,857
Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0 *#@
Metal - Diversified 3.01%
AuRico Metals, Inc.	3,000,000	2,492,473	*
Mandalay Resources Corp.	2,092,300	1,594,802
		4,087,275
Precious Metals 0.70%
Maverix Metals, Inc.	1,033,000	952,727	*
Silver Mining 5.54%
Fortuna Silver Mines, Inc.	175,000	1,267,000	*
Santacruz Silver Mining Ltd.	2,500,000	847,974	*

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont'd)	Shares	Value

Silver Mining (cont'd)
Silver Wheaton Corp.	200,000	$5,406,000
		7,520,974

Total Common Stocks		116,297,474
(cost $77,900,987)

Subscription Receipts 1.65%
Gold Mining 1.65%
Rye Patch Gold Corp., Subscription Receipts (RS)	10,000,000	2,244,750 *#@
(cost $1,723,058)

Warrants 0.35%
Gold Mining 0.35%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0 *#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	37,500	1,858	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	183,900	479,392	*
Veris Gold Corp., Warrants (December 2016)	195,300	0 *#@

Total Warrants		481,250
(cost $295,681)

Purchased Call Option 0.04%	Contracts

Gold Mining 0.04%
Alamos Gold, Inc., Strike Price 10.00, Expiration Oct. 2016	3,500	52,500	*
(cost $86,597)

Convertible Debentures 2.88%	Principal Amount

Gold Mining 2.88%
Gran Colombia Gold Corp., 1.00%, maturity 08/11/18	$2,081,218	1,508,675
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	2,660,944	2,394,850

Total Convertible Debentures		3,903,525
(cost $2,295,762)

Corporate Notes 0.44%
Coal 0.25%
Caribbean Resources Corp., 19.25%, maturity 06/15/16	485,766	335,053 *#^@
Electric - Generation 0.19%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	255,000	255,000 #^@

Total Corporate Notes		590,053
(cost $740,766)

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2016

Value
Total Investments 91.02%	$123,569,552
(cost $83,042,851)
Other assets and liabilities, net 8.98%	12,198,040
Net Assets 100.0%	$135,767,592

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks 94.72%	Shares	Value

Agricultural Chemicals 0.61%
Gubre Fabrikalari	28,000	$45,051
PhosAgro PJSC, GDR	15,900	207,534
		252,585
Agricultural Operations 0.99%
Kernel Holding S.A.	26,700	413,007
Airlines 3.27%
Aeroflot PJSC	128,000	238,493	*
Deutsche Lufthansa	26,400	294,318
easyJet plc	14,600	190,369
Ryanair Holdings plc, Sponsored ADR	3,652	274,009	*
Turk Hava Yollari AO	87,000	149,012	*
Wizz Air Holdings plc, 144A	10,000	212,378	*
		1,358,579
Airport Development/Maintenance 0.38%
TAV Havalimanlari Holding A.S.	38,700	159,519
Appliances 0.90%
Arcelik A.S.	53,200	374,413
Automotive - Cars & Light Trucks 1.39%
Ford Otomotiv Sanayi A.S.	48,700	513,460
Tofas Turk Otomobil Fabrikasi A.S.	8,900	64,895
		578,355
Automotive Truck Parts & Equipment 0.65%
Brembo S.p.A	4,530	270,315
Building & Construction - Miscellaneous 1.12%
Budimex S.A.	8,500	465,859
Building & Construction Products - Miscellaneous 0.94%
Wienerberger AG	23,000	390,501
Cellular Telecommunication 2.90%
MegaFon PJSC, GDR	15,600	148,688
Mobile TeleSystems OJSC, Sponsored ADR	87,700	669,151
Turkcell Iletisim Hizmetleri A.S.	75,000	242,504
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	17,987	144,250	*
		1,204,593
Chemicals - Diversified 1.02%
Ciech S.A.	13,000	225,000
Petkim Petrokimya Holding A.S.	132,400	200,711
		425,711
Chemicals - Fibers 1.56%
Aksa Akrilik Kimya Sanayii A.S.	172,500	468,886

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Chemicals - Fibers (cont’d)
Lenzing AG	1,550	$181,037
		649,923
Commercial Banks - Non US 21.73%
Akbank T.A.S.	140,000	375,050
Akbank T.A.S., Sponsored ADR	27,000	143,100
Alpha Bank AE	135,700	227,133	*
Banca Transilvania S.A.	659,251	394,048
Bank Pekao S.A.	14,000	453,283
Bank Zachodni WBK S.A.	2,050	166,882
BGEO Group	1,300	48,986
BRD-Groupe Societe Generale S.A.	111,000	308,337
Eurobank Ergasias S.A.	202,000	116,531	*
Komercni Banka A.S.	9,000	312,102
National Bank of Greece	400,000	83,601	*
OTP Bank plc	31,450	826,246
Powszechna Kasa Oszczednosci Bank Polski S.A.	24,700	168,727
Sberbank of Russia, Sponsored ADR	449,000	4,229,580
Turkiye Garanti Bankasi A.S.	187,000	495,516
Turkiye Halk Bankasi A.S.	40,400	122,775
Turkiye Is Bankasi, Class C	28,959	45,842
Turkiye Vakiflar Bankasi TAO, Class D	82,000	125,440
VTB Bank PJSC, GDR	116,367	259,255
Yapi ve Kredi Bankasi A.S.	114,000	139,371	*
		9,041,805
Computer Services 1.27%
Asseco Poland S.A.	21,300	310,523
Luxoft Holding, Inc., Class A	4,100	216,685	*
		527,208
Diamonds/Precious Stones 0.97%
Alrosa PJSC	291,000	401,439
Distribution/Wholesale 0.24%
Neuca S.A.	990	99,375
Diversified Operations 1.08%
KOC Holding A.S.	33,456	143,739
Tekfen Holding	119,000	306,208
		449,947
Electric - Distribution 0.24%
Electrica S.A.	28,700	99,833
Electric - Generation 1.30%
CEZ A.S.	4,868	86,966
Inter RAO UES PJSC	8,910,000	452,898
		539,864

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Electric - Integrated 0.77%
Public Power Corporation S.A.	80,500	$241,359	*
RusHydro PJSC, Sponsored ADR	66,942	79,698
		321,057
Electric - Transmission 0.70%
Transelectrica S.A.	39,300	291,118
Electronics - Military 0.66%
Aselsan Elektronik Sanayi Ve Ticaret	30,500	95,602
Safran S.A.	2,480	178,368
		273,970
Enterprise Software/Services 0.56%
Logo Yazilim Sanayi Ve Ticaret	12,700	233,548	*
Entertainment Software 0.11%
CD Projekt S.A.	4,300	44,834	*
Finance - Other Services 0.50%
Moscow Exchange MICEX-RTS PJSC	104,000	209,695
Food - Confectionery 0.11%
Ulker Biskuvi Sanayi A.S.	6,500	46,328
Food - Retail 2.09%
BIM Birlesik Magazalar A.S.	16,700	278,571
Magnit PJSC, Sponsored GDR	14,200	591,864
		870,435
Food - Wholesale/Distribution 0.90%
Eurocash S.A.	33,500	372,589
Gambling (Non-Hotel) 0.96%
OPAP S.A.	47,400	401,204
Gold Mining 0.12%
Koza Altin Isletmeleri A.S.	8,500	47,949	*
Human Resources 0.30%
Benefit Systems	680	122,636	*
Machinery - Farm 1.04%
Turk Traktor ve Ziraat Makineleri A.S.	15,931	432,019
Machinery - General Industrial 0.45%
Andritz AG	3,450	187,740
Medical - Drugs 0.58%
Richter Gedeon Nyrt	11,900	241,839
Metal - Diversified 1.20%
KGHM Polska Miedz S.A.	5,000	97,423

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Metal – Diversified (cont’d)
MMC Norilsk Nickel PJSC, Sponsored ADR	18,400	$295,320
Orsu Metals Corp.	4,025,000	107,379	*
		500,122
Metal - Iron 1.62%
Magnitogorsk Iron & Steel Works OJSC, GDR	75,500	447,613
Novolipetsk Steel PJSC, GDR	17,500	227,470
		675,083
Miscellaneous Manufacturing 0.82%
RHI AG	12,900	342,787
Multi-line Insurance 1.22%
UNIQA Insurance Group	33,500	217,729
Vienna Insurance Group Wiener Versicherung Gruppe AG	14,200	288,261
		505,990
Oil Companies - Exploration & Production 0.84%
Novatek OAO, GDR	3,149	347,130
Oil Companies - Integrated 20.47%
Gazprom OAO ADR	608,000	2,564,952
Lukoil PJSC ADR	67,000	3,264,910
MOL Hungarian Oil & Gas plc	7,970	493,762
Polskie Gornictwo Naftowe i Gazownictwo S.A.	250,000	330,383
Rosneft OAO, GDR	139,000	760,311
Rosneft PJSC, GDR	18,000	98,458
Surgutneftegas OAO, Sponsored ADR	34,160	165,334
Tatneft PAO, Sponsored ADR	27,200	839,392
		8,517,502
Oil Refining & Marketing 4.69%
Aygaz A.S.	69,000	246,902
Grupa Lotos S.A.	20,000	148,952	*
Motor Oil Hellas Corinth Refineries S.A.	28,700	323,180
Polski Koncern Naftowy Orlen S.A.	46,100	784,031
Tupras Turkiye Petrol Rafinerileri A.S.	23,700	448,795
		1,951,860
Property/Casualty Insurance 0.53%
Powszechny Zaklad Ubezpieczen S.A.	34,600	220,794
Regional Banks - Non US 1.29%
Moneta Money Bank A.S., 144A	169,000	538,246	*
Retail - Apparel/Shoe 0.37%
CCC S.A.	3,300	152,840
Retail - Jewelry 0.56%
Pandora A/S	1,915	231,944

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Retail - Restaurants 0.23%
AmRest Holdings S.E.	1,550	$97,304	*
Rubber - Tires 0.52%
Goodyear Lastikleri A.S.	183,791	216,814
Steel - Producers 2.11%
Eregli Demir ve Celik Fabrikalari T.A.S.	166,000	228,448
Evraz	115,000	240,051	*
Severstal PAO PJSC, GDR	34,300	409,830
		878,329
Telecom Services 1.99%
O2 Czech Republic a.s.	16,100	156,236
Sistema PJSC FC GDR	49,300	366,669
Turk Telekomunikasyon A.S.	75,200	142,105
VimpelCom ADR	46,500	161,820
		826,830
Telephone - Integrated 2.36%
Hellenic Telecommunications Organization S.A.	56,100	492,326
Magyar Telekom Telecommunications	260,500	427,836
Rostelecom PJSC	48,000	60,284
		980,446
Tobacco 0.42%
Philip Morris CR A.S.	340	174,889
Transportation - Services 0.47%
Oesterreichische Post AG	5,550	196,587
Web Portals/ISP 0.60%
Yandex, Class A	11,800	248,390	*

Total Common Stocks		39,403,679
(cost $40,706,191)

Exchange-Traded Funds 3.00%
Direxion Daily Russia Bull 3x Shares	9,400	658,658	*
iShares MSCI Poland Capped ETF	26,000	473,720
iShares MSCI Turkey ETF	3,100	117,366

Total Exchange-Traded Funds		1,249,744
(cost $1,258,335)

Purchased Call Option 0.56%	Contracts

Exchange-Traded Fund 0.56%
VanEck Vectors Russia ETF, Strike Price 18.00, Expiration Jan. 2017	1,500	233,250	*
(cost $266,688)

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2016

Value
Total Investments 98.28%	$40,886,673
(cost $42,231,214)
Other assets and liabilities, net 1.72%	715,493
Net Assets 100.0%	$41,602,166

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks 90.37%	Shares	Value

Airlines 2.69%
Air China Ltd., H shares	220,000	$148,717
AirAsia	250,000	168,940
Cebu Air, Inc.	75,000	174,946
		492,603
Apparel Manufacturers 0.76%
Regina Miracle International Holdings Ltd., 144A	101,000	138,561
Athletic Footwear 0.24%
Feng TAY Enterprise	10,080	44,852
Automotive - Cars & Light Trucks 8.63%
Geely Automobile Holdings Ltd.	866,000	779,790
Great Wall Motor Co., Ltd., H shares	90,500	88,994	*
Guangzhou Automobile Group Co., Ltd., H shares	550,000	711,318
		1,580,102
Automotive/Truck Parts & Equipment - Original 0.11%
Nexteer Automotive Group Ltd.	16,000	20,920
Batteries/Battery Systems 0.38%
Tianneng Power International Ltd.	82,000	70,301
Building - Heavy Construction 1.68%
China Communications Services, H shares	490,000	307,560
Cellular Telecommunication 0.95%
SmarTone Telecommunications Holdings Ltd.	105,000	173,938
Circuit Boards 0.55%
KCE Electronics NVDR	33,000	101,288
Commercial Banks - Non US 3.70%
Bank Mandiri Persero Tbk PT	94,000	81,105
Bank Rakyat Indonesia Persero Tbk PT	165,000	154,826
Bank Tabungan Negara Persero	600,000	88,489
Huishang Bank Corp., Ltd., H shares	685,000	352,847
		677,267
Commercial Services 0.30%
Goldpac Group Ltd.	173,000	54,117
Computer Services 0.24%
SK Holdings	225	43,542
Computers 0.52%
Foxconn Technology Co., Ltd.	32,320	95,300
Computers - Integrated System 0.55%
Posiflex Technology	16,400	100,574

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Containers - Paper/Plastic 0.50%
Greatview Aseptic Packaging Co., Ltd.	170,000	$91,025
Cosmetics & Toiletries 0.48%
AMOREPACIFIC Group	585	88,385
Distribution/Wholesale 1.60%
Yestar International Holdings Co., Ltd.	600,000	292,506
Diversified Financial Services 1.79%
China Galaxy Securities Co., Ltd., H shares	210,000	193,151
CTBC Financial Holding Co., Ltd.	230,000	134,067
		327,218
Electronic Components - Miscellaneous 0.67%
Micro-Star International Co.	47,000	122,534
Energy - Alternate Sources 1.59%
Beijing Jingneng Clean Energy Co., Ltd., H shares	400,000	123,236
Gigasolar Materials Corp.	4,000	47,487
Xinyi Solar Holdings Ltd.	320,000	120,670
		291,393
Enterprise Software/Services 0.32%
Sinosoft Technology Group Ltd.	120,000	57,862
Entertainment Software 0.66%
NetEase, Inc., Sponsored ADR	500	120,390
Finance - Investment Banker/Broker 4.00%
China International Capital, H shares	150,000	206,358	*
CITIC Securities Co., Ltd., H shares	245,000	525,438
		731,796
Food - Confectionery 0.71%
Dali Foods Group Co., Ltd., 144A	244,000	129,173
Food - Dairy Products 1.00%
China Shengmu Organic Milk Ltd., 144A	710,000	182,813	*
Food - Miscellaneous/Diversified 0.39%
Uni-President China Holdings Ltd.	100,000	71,246
Funeral Services & Related Items 0.35%
Fu Shou Yuan International Group Ltd.	110,000	63,625
Internet Application Software 6.68%
Tencent Holdings Ltd.	44,000	1,223,289
Internet Content - Entertainment 0.27%
Com2uS Corp.	542	49,449	*

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Internet Financial Services 0.20%
China Finance Online Co., Ltd., Sponsored ADR	8,500	$36,635	*
Investment Management/Advisory Services 2.91%
GF Securities Co., Ltd., H shares	250,000	532,920
Life/Health Insurance 1.55%
China Life Insurance Co., Ltd.	20,800	19,108
China Pacific Insurance Group Co., Ltd., H shares	71,000	265,528
		284,636
Medical - Drugs 4.20%
CSPC Pharmaceutical Group Ltd.	430,000	431,714
Livzon Pharmaceutical Group, Inc., H shares	33,000	204,410
Sino Biopharmaceutical Ltd.	196,000	132,581
		768,705
Medical - Wholesale Drug Distribution 1.19%
Sinopharm Group Co., Ltd., H shares	45,000	217,950
Medical Products 1.38%
Lifetech Scientific Corp.	1,000,000	253,525	*
Metal Processors & Fabricators 0.34%
STP & I PCL NVDR	256,000	62,546
Miscellaneous Manufacturing 1.65%
China Railway Signal & Communication, H shares	400,000	301,768
Multi-line Insurance 1.57%
Ping An Insurance Group Co of China Ltd., H shares	55,000	288,320
Non - Ferrous Metals 0.08%
Sterling Group Ventures, Inc.	500,000	15,000	*
Optical Supplies 0.38%
St. Shine Optical Co., Ltd.	3,000	70,077
Photo Equipment & Supplies 4.26%
Sunny Optical Technology Group Co., Ltd.	157,000	780,075
Power Converters/Supply Equipment 2.60%
Boer Power Holdings Ltd.	253,000	115,701	*
China High Speed Transmission Equipment Group Co., Ltd.	354,000	359,971
		475,672
Property/Casualty Insurance 4.61%
Dongbu Insurance Co., Ltd.	1,700	105,689
Hyundai Marine & Fire Insurance Co., Ltd.	2,581	85,210
Meritz Fire & Marine Insurance Co., Ltd.	5,357	75,028
PICC Property & Casualty Co., Ltd., H shares	319,000	534,826
Samsung Fire & Marine Insurance Co., Ltd.	170	43,300
		844,053

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2016

Common Stocks (cont’d)	Shares	Value

Real Estate Operating/Development 6.95%
China Vanke Co., Ltd., H shares	35,000	$91,502
Highwealth Construction Corp.	75,000	116,226
LPN Development PCL NVDR	220,000	72,443
New World Development Co., Ltd.	270,000	354,049
Pakuwon Jati Tbk PT	12,285,000	638,155
		1,272,375
Reinsurance 0.35%
Korean Reinsurance Co.	6,145	65,046
Retail - Apparel/Shoe 2.40%
ANTA Sports Products Ltd.	125,000	341,783
China Lilang Ltd.	170,000	97,137
		438,920
Retail - Building Products 0.49%
Home Product Center PCL NVDR	313,000	90,592
Retail - Home Furnishings 2.18%
Man Wah Holdings Ltd.	620,000	398,753
Semiconductor Components - Integrated Circuits 0.45%
Powertech Technology, Inc.	32,000	83,165
Telecom Services 3.80%
PCCW Ltd.	850,000	523,528
Telekomunikasi Indonesia Persero Tbk PT	520,000	173,153
		696,681
Telecommunication Equip 1.33%
BYD Electronic International Co., Ltd.	290,000	243,399
Textile - Apparel 1.92%
Eclat Textile Ltd.	5,000	59,907
Texhong Textile Group Ltd.	218,000	292,289
		352,196
Therapeutics 0.68%
Dawnrays Pharmaceutical (Holdings) Ltd.	190,000	124,682
Web Portals/ISP 0.59%
NAVER Corp.	134	107,878

Total Common Stocks		16,549,198
(cost $14,448,752)

Purchased Call Option 0.59%	Contracts
Diversified Banking - Institutional 0.59%
HSBC Holdings, Strike Price 35.00, Expiration Mar. 2017	300	107,250	*
(cost $75,112)

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2016

Value
Total Investments 90.96%	$16,656,448
(cost $14,523,864)
Other assets and liabilities, net 9.04%	1,655,953
Net Assets 100.0%	$18,312,401

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

Legend

*	Non-income producing security.
+	Affiliated company (see following)
#	Illiquid Security
^	In default on interest payments and/or principal payments. Rate shown represents the last coupon rate prior to default.
@
Security was fair valued at September 30, 2016, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2016, were 0.00% of All American Equity Fund, 1.63% of Holmes Macro Trends Fund, 9.46% of Global Resources Fund, 4.49% of World Precious Minerals Fund, and 2.09% of Gold and Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A
Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2016 amounted to $12, 0.00%, of Holmes Macro Trends Fund, $2,190,510, 1.99%, of Global Resources Fund, $8,139,080, 3.74%, of World Precious Minerals Fund, $1,858, 0.00%, of Gold and Precious Metals Fund, $750,624, 1.80%, of Emerging Europe Fund and $450,547, 2.46%, of China Region Fund.

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Insurance Corporation
GDR	Global Depositary Receipt
GO	General Obligation Bond
NATL	National Public Finance Guarantee Corporation
NVDR	Non-voting Depositary Receipt
PSF-GTD	Texas Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RS	Restricted Security (see following)
ZCB	Zero Coupon Bond

Notes to Portfolios of Investments (unaudited)	September 30, 2016

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2016.

Principal amounts are in U.S. dollars unless otherwise noted.

U.S. Global Investors Funds, a Delaware statutory trust, consists of nine separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over the counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing. Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

The following table summarizes the valuation of each Fund’s securities as of September 30, 2016, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$—	$55,744,673	$—	$55,744,673
Total	$—	$55,744,673	$—	$55,744,673

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$—	$116,883,701	$—	$116,883,701
Total	$—	$116,883,701	$—	$116,883,701

All American Equity Fund
Investments in Securities*
Common Stocks	$12,881,294	$—	$—	$12,881,294
Exchange-Traded Funds	1,122,430	—	—	1,122,430
Rights	—	—	—	—
Total	$14,003,724	$—	$—	$14,003,724

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Energy - Alternate Sources	$—	$—	$48,050	$48,050
Medical - Hospitals	—	—	—	—
Real Estate Operating/Development	—	—	361,273	361,273
All Other Common Stocks	30,945,834	—	—	30,945,834
Exchange-Traded Funds	1,070,722	—	—	1,070,722
Warrants	—	12	—	12
Convertible Debenture	—	360,874	—	360,874
Corporate Note	—	—	212,500	212,500
Total	$32,016,556	$360,886	$621,823	$32,999,265

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$2,686,192	$1,539,523	$—	$4,225,715
Agricultural Operations	—	1,417,916	—	1,417,916
Chemicals - Plastics	—	1,358,152	—	1,358,152
Coal	155	—	16,197	16,352
Diamonds/Precious Stones	1,942,071	4,224	—	1,946,295
Diversified Minerals	3,488,182	1,380,677	—	4,868,859
Energy - Alternate Sources	—	1,172,971	1,153,200	2,326,171
Forestry	4,025,791	23,757	—	4,049,548
Gold Mining	14,201,354	7,727,559	765	21,929,678
Investment Companies	—	363,792	—	363,792
Medical - Hospitals	—	—	—	—
Metal - Aluminum	1,513,575	1,265,567	—	2,779,142
Metal - Copper	2,240,337	1,965,422	—	4,205,759
Metal - Diversified	1,755,658	171,957	—	1,927,615
Metal - Iron	—	1,185,446	—	1,185,446
Metal-Diversified	268,227	147,777	—	416,004
Mining Services	—	—	—	—

Notes to Portfolios of Investments (unaudited)	September 30, 2016

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (cont’d)
Investments in Securities* (cont’d)
Common Stocks: (cont’d)
Natural Resource Technology	$—	$—	$137,350	$137,350
Oil Companies - Exploration & Production	4,782,047	1,235,890	—	6,017,937
Oil Companies - Integrated	555,554	1,143,049	—	1,698,603
Real Estate Operating/Development	—	—	6,304,682	6,304,682
Steel - Producers	1,409,911	1,525,240	—	2,935,151
Steel - Specialty	—	1,338,701	—	1,338,701
Textile - Products	—	1,179,891	—	1,179,891
All Other Common Stocks	19,985,297	—	—	19,985,297
Master Limited Partnership	1,494,416	—	—	1,494,416
Warrants	—	84,456	—	84,456
Purchased Call Options	—	193,500	—	193,500
Convertible Debentures	—	11,091,914	—	11,091,914
Corporate Note	—	—	2,550,000	2,550,000
Total	$60,348,767	$37,517,381	$10,162,194	$108,028,342

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$—	$42,408	$—	$42,408
Coal	—	—	3,811	3,811
Diamonds/Precious Stones	5,018,065	11,449	—	5,029,514
Diversified Minerals	14,772,388	2,779,496	18,368	17,570,252
Gold Mining	94,927,272	5,964,674	139,308	101,031,254
Medical - Hospitals	—	—	—	—
Metal - Diversified	15,382,080	7,346,906	—	22,728,986
Mining Services	—	364,042	—	364,042
Precious Metals	31,186,331	438,329	—	31,624,660
All Other Common Stocks	6,185,100	—	—	6,185,100
Subscription Receipts	897,900	—	—	897,900
Warrants:
Diversified Minerals	—	53,575	—	53,575
Gold Mining	54,080	2,031,589	—	2,085,669
Metal - Copper	—	—	—	—
Metal - Diversified	—	989,672	—	989,672
Precious Metals	—	1,784,367	—	1,784,367
Silver Mining	—	—	—	—
Special Warrant	—	—	—	—
Rights	614,194	—	—	614,194
Purchased Call Option	—	75,000	—	75,000
Convertible Debentures	—	7,606,391	—	7,606,391
Corporate Note	—	—	680,000	680,000
Total	$169,037,410	$29,487,898	$841,487	$199,366,795

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$87,565,128	$14,755,729	$—	$102,320,857
Medical - Hospitals	—	—	—	—
All Other Common Stocks	13,976,617	—	—	13,976,617

Notes to Portfolios of Investments (unaudited)	September 30, 2016

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gold and Precious Metals Fund (cont’d)
Investments in Securities* (cont’d)
Subscription Receipts	$2,244,750	$—	$—	$2,244,750
Warrants	—	481,250	—	481,250
Purchased Call Option	—	52,500	—	52,500
Convertible Debentures	—	3,903,525	—	3,903,525
Corporate Notes	—	—	590,053	590,053
Total	$103,786,495	$19,193,004	$590,053	$123,569,552

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$207,534	$45,051	$—	$252,585
Airlines	274,009	1,084,570	—	1,358,579
Cellular Telecommunication	813,401	391,192	—	1,204,593
Commercial Banks - Non US	4,372,680	4,669,125	—	9,041,805
Computer Services	216,685	310,523	—	527,208
Metal - Diversified	402,699	97,423	—	500,122
Oil Companies - Integrated	6,834,588	1,682,914	—	8,517,502
Telecom Services	528,489	298,341	—	826,830
Web Portals/ISP	248,390	—	—	248,390
All Other Common Stocks	—	16,926,065	—	16,926,065
Exchange Traded Funds	1,249,744	—	—	1,249,744
Purchased Call Option	—	233,250	—	233,250
Total	$15,148,219	$25,738,454	$—	$40,886,673

China Region Fund
Investments in Securities*
Common Stocks:
Enterprise Software/Services	$57,862	$—	$—	$57,862
Entertainment Software	120,390	—	—	120,390
Internet Financial Services	36,635	—	—	36,635
Non - Ferrous Metals	15,000	—	—	15,000
All Other Common Stocks	—	16,319,311	—	16,319,311
Purchased Call Option	—	107,250	—	107,250
Total	$229,887	$16,426,561	$—	$16,656,448

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period December 31, 2015, through September 30, 2016:

Fund	Transfers From Level 1 to Level 2*		Transfers From Level 2 to Level 1*
Global Resources Fund	$-		$101,756	(1)
World Precious Minerals Fund	2,779,496	(2)	1,640,843	(1)
China Region Fund	-		72,862	(1)

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.
(2)	Securities were valued at the mean between bid and ask quotations the end of the current period, but at a quoted price the end of the prior fiscal year.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period December 31, 2015 through September 30, 2016:

	Rights	Total
All American Equity Fund
Beginning Balance 12/31/15	$7,659	$7,659
Net change in unrealized appreciation
(depreciation)	(7,659)	(7,659)
Ending Balance 09/30/16	$-	$-

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/16(1)

$-	$-

	Common Stocks	Convertible Debentures	Corporate Note	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/15	$349,510	$190,575	$212,500	$752,585
Purchases	-	211,750	-	211,750
Sales	-	(211,750)	-	(211,750)
Total realized gain (loss)	-	(167,750)	-	(167,750)
Net change in unrealized appreciation
(depreciation)	59,813	249,835	-	309,648
Transfers out of Level 3*	-	(272,660)	-	(272,660)
Ending Balance 09/30/16	$409,323	$-	$212,500	$621,823

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/16(1)

$59,813	$-	$-	$59,813

	Common Stocks	Convertible Debentures	Corporate Note	Total
Global Resources Fund
Beginning Balance 12/31/15	$6,751,495	$4,428,765	$2,550,000	$13,730,260
Purchases	-	4,941,764	-	4,941,764
Sales	-	(4,920,850)	-	(4,920,850)
Total realized gain (loss)	-	(3,901,360)	-	(3,901,360)
Net change in unrealized appreciation
(depreciation)	844,502	5,811,838	-	6,656,340
Transfers into Level 3*	16,197	-	-	16,197
Transfers out of Level 3*	-	(6,360,157)	-	(6,360,157)
Ending Balance 09/30/16	$7,612,194	$-	$2,550,000	$10,162,194

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/16(1)

$844,502	$-	$-	$844,502

	Common Stocks	Warrants	Special Warrants	Convertible Debentures	Corporate Note	Total
World Precious Minerals Fund
Beginning Balance 12/31/15	$72,013	$-	$-	$2,999,700	$680,000	$3,751,713
Purchases	-	-	-	3,333,000	-	3,333,000
Sales	-	-	-	(3,333,000)	-	(3,333,000)
Total realized gain (loss)	-	-	-	(2,644,400)	-	(2,644,400)
Net change in unrealized appreciation
(depreciation)	67,010	-	-	3,936,454	-	4,003,464
Transfers into Level 3*	22,464	-	-	-	-	22,464
Transfers out of Level 3*	-	-	-	(4,291,754)	-	(4,291,754)
Ending Balance 09/30/16	$161,487	$-	$-	$-	$680,000	$841,487

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/16(1)

$67,010	$-	$-	$-	$-	$67,010

Notes to Portfolios of Investments (unaudited)	September 30, 2016

	Common Stocks	Warrants	Convertible Debentures	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/15	$-	$-	$1,517,175	$740,766	$2,257,941
Purchases	-	-	1,685,750	-	1,685,750
Sales	-	-	(1,685,750)	-	(1,685,750)
Total realized gain (loss)	-	-	(1,333,310)	-	(1,333,310)
Net change in unrealized appreciation
(depreciation)	-	-	1,986,800	(150,713)	1,836,087
Transfers out of Level 3*			(2,170,665)		(2,170,665)
Ending Balance 09/30/16	$-	$-	$-	$590,053	$590,053

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/16(1)

$-	$-	$-	$(150,713)	$(150,713)

	Corporate Note	Total
Emerging Europe Fund
Beginning Balance 12/31/15	$60,525	$60,525
Sales	(23,431)	(23,431)
Total realized gain (loss)	(1,326,914)	(1,326,914)
Net change in unrealized appreciation
(depreciation)	1,289,820	1,289,820
Ending Balance 09/30/16	$-	$-

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/16(1)

$-	$-

	Common Stocks	Total
China Region Fund
Beginning Balance 12/31/15	$233,670	$233,670
Sales	(91,764)	(91,764)
Total realized gain (loss)	(4,549)	(4,549)
Net change in unrealized appreciation
(depreciation)	(51,469)	(51,469)
Transfers out of Level 3*	(85,888)	(85,888)
Ending Balance 09/30/16	$-	$-

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/16(1)

$-	$-

*	The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at September 30, 2016.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at September 30, 2016 are as follows:

	Fair Value at	Valuation	Unobservable	Range (Weighted
	09/30/16	Technique(s)	Input	Average)
All American Equity Fund
Investments in Securities
Rights	$ -	Market Transaction (1)	Discount	100%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	48,050	Market Transaction (1)	Discount	52% - 100% discount (54% discount)
Common Stocks	361,273	Method of Comparables Pricing (2)	Multiples	4.1 - 12.3 (6.3)
Corporate Note	212,500	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	1,307,512	Market Transaction (1)	Discount	0% - 100% discount (87% discount)
Common Stocks	6,304,682	Method of Comparables Pricing (2)	Multiples	4.1 - 12.3 (6.3)
Corporate Note	2,550,000	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	161,487	Market Transaction (1)	Discount	100% discount - 121% premium (90% discount)
Warrants	-	Market Transaction (1)	Discount	100%
Special Warrants	-	Market Transaction (1)	Discount	100%
Corporate Note	680,000	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Warrants	-	Market Transaction (1)	Discount	100%
Corporate Notes	590,053	Market Transaction (1)	Discount	0% - 31% discount (20% discount)

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2016.

		Shares of Affiliated Companies
Global Resources Fund	December 31, 2015	Additions	Redemptions	September 30, 2016
Agriterra Ltd.	69,849,776	–	–	69,849,776
Atlas African Industries Ltd. (a)	42,993,083	212,861,538	–	255,854,621
Caribbean Resources Corp. (b)	4,362,314	–	(4,362,297)	17
Pacific Green Energy Corp.	2,400,000	–	–	2,400,000
Sunridge Gold Corp.	10,933,788	–	(10,933,788)	–	(c)
Sunridge Gold Corp., Warrants	6,333,788	–	(6,333,788)	–	(c)

At September 30, 2016, the value of investments in affiliated companies was $1,730,646, representing 1.58% of net assets, and the total cost was $39,515,467. Net realized losses on transactions were $24,070 and there was no income earned for the period.

		Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2015	Additions	Redemptions	September 30, 2016
Argent Minerals Ltd.	17,100,000	–	–	17,100,000	(c)
Barsele Minerals Corp.	9,411,500	1,203,100	(500,000)	10,114,600
Barsele Minerals Corp., Warrants	1,850,000	–	–	1,850,000
Bonterra Resources, Inc.	2,500,000	3,250,000	(1,250,000)	4,500,000
Bonterra Resources, Inc., Warrants	625,000	625,000	–	1,250,000
Brixton Metals Corp.	–	2,500,000	–	2,500,000
Candente Gold Corp.	4,875,000	–	–	4,875,000
Canyon Resources Ltd.	10,006,593	–	–	10,006,593
Canyon Resources Ltd., Warrants	6,168,864	–	–	6,168,864
Cardinal Resources Ltd.	9,000,000	5,888,743	(888,743)	14,000,000	(c)
Cardinal Resources Ltd., Rights	1,500,000	–	–	1,500,000	(c)
Dolly Varden Silver Corp.	–	3,968,000	(200,000)	3,768,000
Fiore Exploration Ltd.	–	7,746,800	–	7,746,800
Mammoth Resources Corp.	2,818,000	2,000,000	–	4,818,000
Minera Alamos, Inc.	–	4,450,000	–	4,450,000
Minera Alamos, Inc., Warrants	–	2,225,000	–	2,225,000
Mineral Mountain Resources Ltd.	10,000,000	–	(8,000,000)	2,000,000	(c)
Mineral Mountain Resources Ltd., Warrants	3,500,000	–	(2,800,000)	700,000	(c)
Murchison Minerals Ltd.	–	3,000,000	–	3,000,000
Murchison Minerals Ltd., Warrants	–	1,500,000	–	1,500,000
Nano One Materials Corp.	–	3,000,000	–	3,000,000
Orex Minerals, Inc.	9,510,000	1,730,200	(2,395,200)	8,845,000
Orex Minerals, Inc., Warrants	1,850,000	–	(600,000)	1,250,000
Red Pine Exploration, Inc.	–	12,000,000	–	12,000,000
Redstar Gold Corp.	8,797,714	6,202,286	–	15,000,000
Redstar Gold Corp., Warrants	–	2,500,000	–	2,500,000
Source Exploration Corp.	4,975,000	–	(4,554,000)	421,000	(c)
Source Exploration Corp., Warrants	2,500,000	–	(2,250,000)	250,000	(c)
Toachi Mining, Inc.	–	4,279,500	–	4,279,500
Toachi Mining, Inc., Warrants	–	2,000,000	–	2,000,000
TriStar Gold, Inc.	17,994,000	6,248,500	(234,500)	24,008,000

At September 30, 2016, the value of investments in affiliated companies was $44,381,607, representing 20.40% of assets, and the total cost was $21,766,581. Net realized gains on transactions were $1,404,198, and there was no income earned for the period.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

		Shares of Affiliated Companies
Gold and Precious Metals Fund	December 31, 2015	Additions	Redemptions	September 30, 2016
Jaguar Mining, Inc.	–	7,550,000	–	7,550,000	(c)

At September 30, 2016, the value of investments in affiliated companies was $0, representing 0.00% of assets, and the total cost was $0. There was no realized gain (loss) on transactions and no income earned for the period.

(a)	Effective March 17, 2016, Atlas Development & Support Services Ltd.’s name was changed to Atlas African Industries Ltd.
(b)	Effective February 10, 2016, Pacific Coal Resources Ltd.’s name was changed to Caribbean Resources Corp.
(c)	At September 30, 2016, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	05/25/12	$100.00

As of September 30, 2016, the total cost of restricted securities was $639,125 and the total value was $573,773, representing 1.50% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
I-Pulse, Inc.	10/04/07	$1.88
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	05/25/12	$100.00
Radisson Mining Resources, Inc.	09/22/16	$0.10

As of September 30, 2016, the total cost of restricted securities was $10,224,524 and the total value was $9,227,831, representing 8.40% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Alexandria Minerals Corp, Warrants (June 2019)	07/20/16	$0.00
Leagold Mining Corp.	08/29/16	$0.27
Murchison Minerals Ltd.	08/31/16	$0.23
Murchison Minerals Ltd., Warrants (August 2018)	08/13/16	$0.00
Pacific Power Generation Corp.	05/25/12	$100.00
Probe Metals, Inc.	09/07/16	$0.00
Probe Metals, Inc., Warrants (August 2018)	09/07/16	$0.95
Radisson Mining Resources, Inc.	09/22/16	$0.10
Rye Patch Gold Corp., Subscription Receipts	06/07/16	$0.17
Toachi Mining, Inc.	06/14/16	$0.14
Toachi Mining, Inc., Warrants (June 2018)	06/14/16	$0.03

As of September 30, 2016, the total cost of restricted securities was $4,386,587, and the total value was $6,728,696, representing 3.09% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
Pacific Power Generation Corp.	05/25/12	$100.00
Rye Patch Gold Corp., Subscription Receipts	06/07/16	$0.17

As of September 30, 2016, the total cost of restricted securities was $1,978,058, and the total value was $2,499,750, representing 1.84% of net assets.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

Notes to Portfolios of Investments (unaudited)	September 30, 2016

As of September 30, 2016, there were no securities held in escrow by the custodian as cover for call options written.

There were no transactions in written call options during the period ended September 30, 2016.

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts as of September 30, 2016, were as follows:

Fund Contract	Counterparty	Currency to Deliver		Currency to Receive		Settlement Date	Value	Unrealized Appreciation (Depreciation)
Global Resources Fund	Brown Brothers Harriman	USD	110,106	CAD	143,953	10/3/16	$143,571	$(382)
	Brown Brothers Harriman	USD	109,452	NOK	881,929	10/3/16	882,792	863
	Brown Brothers Harriman	AUD	144,933	USD	110,932	10/5/16	110,942	10
World Precious Minerals Fund	Brown Brothers Harriman	USD	790,028	CAD	1,038,073	10/3/16-10/4/16	1,039,290	1,217
	Brown Brothers Harriman	AUD	30,938	USD	23,584	10/4/16	23,490	(94)
Gold and Precious Metals Fund	Brown Brothers Harriman	USD	1,004,403	CAD	1,319,986	10/4/16	1,321,709	1,723
Emerging Europe Fund	Brown Brothers Harriman	USD	62,588	CZK	1,503,750	10/3/16	1,503,678	(72)
	Brown Brothers Harriman	PLN	5,034,527	USD	1,309,036	10/4/16-10/31/16	1,302,252	(6,784)
	Brown Brothers Harriman	TRY	10,980,166	USD	3,656,814	10/4/16-10/31/16	3,666,880	10,066
China Region Fund	Brown Brothers Harriman	HKD	2,940	USD	379	10/3/16	379	-
	Brown Brothers Harriman	TWD	99,190	USD	3,156	10/3/16	3,148	(8)

Notes to Portfolios of Investments (unaudited)	September 30, 2016

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2016:

Location	Global Resources Fund	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Asset derivatives
Investments, at value
Purchased options	$193,500	$75,000	$52,500	$232,250	$107,250
Unrealized gain on
forward foreign
currency contracts	873	1,217	1,723	10,066	-
Liability derivatives
Unrealized loss on
forward foreign
currency contracts	(382)	(94)	-	(6,856)	(8)
Total	$193,991	$76,123	$54,223	$235,460	$107,242

Tax Information

The following table presents the income tax basis of the securities owned as of September 30, 2016, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond Fund	$55,542,939	$204,413	$(2,679)	$201,734
Near-Term Tax Free Fund	115,652,690	1,580,694	(349,683)	1,231,011
All American Equity Fund	13,808,382	649,182	(453,840)	195,342
Holmes Macro Trends Fund	30,914,817	3,603,827	(1,519,379)	2,084,448
Global Resources Fund	164,198,663	16,065,379	(72,235,700)	(56,170,321)
World Precious Minerals Fund	150,622,419	93,597,680	(44,853,304)	48,744,376
Gold and Precious Metals Fund	83,042,851	48,274,123	(7,747,422)	40,526,701
Emerging Europe Fund	42,231,214	2,865,180	(4,209,721)	(1,344,541)
China Region Fund	14,523,864	2,865,605	(733,021)	2,132,584

Item 2. Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	11/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	11/21/16

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	11/21/16